UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

        QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
                               INVESTMENT COMPANY

                  Investment Company Act file number 811-07455

                              Phoenix-Seneca Funds
      ---------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

                                101 Munson Street
                              Greenfield, MA 01301
      ---------------------------------------------------------------------
               (Address of principal executive offices) (Zip code)

      Matthew A. Swendiman, Esq.             John R. Flores, Esq.
      Counsel & Chief Legal Officer for      Vice President, Counsel
      Litigation/Employment Registrant       Phoenix Life Insurance Company
      Phoenix Life Insurance Company         One American Row
      One American Row                       Hartford, CT  06102
      Hartford, CT  06102
      ---------------------------------------------------------------------
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (800) 243-1574
                                                          ---------------

                     Date of fiscal year end: September 30
                                             -------------

                   Date of reporting period: December 31, 2004
                                            ------------------

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.
The Schedules of Investments are attached herewith.

Phoenix-Seneca Bond Fund

                  SCHEDULE OF INVESTMENTS AT DECEMBER 31, 2004
                                   (UNAUDITED)


                                             MOODY'S   PAR VALUE
                                             RATING       (000)      VALUE
                                             -------   ---------  -----------
U.S. GOVERNMENT SECURITIES--8.8%

U.S. TREASURY BONDS--4.4%
U.S. Treasury Bond 5.375%, 2/15/31             Aaa       $3,195   $ 3,454,843

U.S. TREASURY NOTES--4.4%
U.S. Treasury Note 1.625%, 2/28/06             Aaa          405       399,510
U.S. Treasury Note 3.50%, 12/15/09             Aaa          260       258,740
U.S. Treasury Note 5%, 2/15/11                 Aaa        1,105     1,175,487
U.S. Treasury Inflationary Note 3%,
  7/15/12(d)                                   Aaa        1,000     1,184,593
U.S. Treasury Note 4.75%, 5/15/14              Aaa          385       401,212
                                                                  -----------
                                                                    3,419,542
                                                                  -----------
-----------------------------------------------------------------------------
TOTAL U.S. GOVERNMENT SECURITIES
(IDENTIFIED COST $6,711,924)                                        6,874,385
-----------------------------------------------------------------------------

AGENCY MORTGAGE-BACKED SECURITIES--22.6%

Fannie Mae 4%, 2/25/19                         Aaa        1,350     1,254,295
Fannie Mae 4%, 4/25/19                         Aaa        1,455     1,345,193
Fannie Mae 4%, 5/25/19                         Aaa        2,035     1,875,774
Fannie Mae 7%, 5/1/32                          Aaa        1,740     1,844,400
Fannie Mae 4.50%, 3/1/34                       Aaa          580       561,082
Fannie Mae 7%, 12/25/34                        Aaa        1,434     1,520,170
Fannie Mae 7%, 12/25/34                        Aaa        1,434     1,520,170
Freddie Mac 5.50%, '16-'22                     Aaa        4,254     4,270,432
Freddie Mac 5%, 3/15/19                        Aaa          455       456,775
Freddie Mac 4%, 4/15/19                        Aaa        1,470     1,351,711
Freddie Mac 4%, 4/15/19                        Aaa        1,050       969,066
Freddie Mac 7%, 1/1/33                         Aaa          643       681,292
-----------------------------------------------------------------------------
TOTAL AGENCY MORTGAGE-BACKED SECURITIES
(IDENTIFIED COST $17,394,671)                                      17,650,360
-----------------------------------------------------------------------------

DOMESTIC CORPORATE BONDS--35.3%

AEROSPACE & DEFENSE--0.7%
Boeing Capital Corp. 6.10%, 3/1/11             A            345       376,313
Goodrich Corp. 7.625%, 12/15/12                Baa          138       163,635
                                                                  -----------
                                                                      539,948
                                                                  -----------
AUTOMOBILE MANUFACTURERS--0.9%
DaimlerChrysler NA Holdings 2.34%,
  9/10/07(e)                                   A            210       210,688
Ford Motor Co. 6.625%, 10/1/28                 Baa          260       242,514


                                             MOODY'S   PAR VALUE
                                             RATING       (000)      VALUE
                                             -------   ---------  -----------
DOMESTIC CORPORATE BONDS (continued)

AUTOMOBILE MANUFACTURERS (CONTINUED)
General Motors Corp. 8.375%, 7/15/33           Baa       $  215   $   222,758
                                                                  -----------
                                                                      675,960
                                                                  -----------
BIOTECHNOLOGY--0.4%
Amgen, Inc. 144A 4.85%, 11/18/14(b)            A            305       304,983

BROADCASTING & CABLE TV--3.9%
Clear Channel Communications, Inc. 8%,
  11/1/08                                      Baa          349       392,189
Cox Communications, Inc. 6.75%, 3/15/11        Baa            5         5,475
CSC Holdings 144A 6.75%, 4/15/12(b)            B            185       191,475
CSC Holdings, Inc. 10.50%, 5/15/16             B            555       632,700
CSC Holdings, Inc. Series B 7.625%,
  4/1/11                                       B            365       395,112
Echostar DBS Corp. 5.75%, 10/1/08              Ba           360       366,300
Echostar DBS Corp. 9.125%, 1/15/09             Ba           625       690,625
Echostar DBS Corp. 144A 6.625%, 10/1/14(b)     Ba           140       142,450
Lenfest Communications, Inc. 10.50%,
  6/15/06                                      Ba           231       252,945
                                                                  -----------
                                                                    3,069,271
                                                                  -----------
BUILDING PRODUCTS--0.5%
American Standard, Inc. 7.625%, 2/15/10        Baa          328       375,150

CASINOS & GAMING--0.5%
Caesars Entertainment, Inc. 7.875%,
  12/15/05                                     Ba           360       374,400

CONSUMER FINANCE--2.4%
American General Finance Corp. 4%, 3/15/11     A            410       397,620
General Electric Capital Corp. 3.75%,
  12/15/09                                     Aaa          275       270,641
Hertz Corp. 6.35%, 6/15/10                     Baa          340       348,461
Household Finance Corp. 4.75%, 5/15/09         A            370       379,408
MBNA America Bank  NA 5.375%,
  1/15/08                                      Baa          479       500,286
                                                                  -----------
                                                                    1,896,416
                                                                  -----------

Phoenix-Seneca Bond Fund

                                             MOODY'S   PAR VALUE
                                             RATING       (000)      VALUE
                                             -------   ---------  -----------
DOMESTIC CORPORATE BONDS (continued)


DIVERSIFIED BANKS--0.3%
Wachovia Corp. 4.875%, 2/15/14                 A         $  240   $   239,203

DIVERSIFIED CHEMICALS--0.3%
Du Pont (E.I.) de Nemours & Co. 4.125%,
  4/30/10                                      Aa           250       252,037

ELECTRIC UTILITIES--1.1%
FirstEnergy Corp. Series B 6.45%,
  11/15/11                                     Baa          360       391,674
Pacific Gas & Electric Co. 4.20%, 3/1/11       Baa          130       128,536
Southern California Edison Co. 8%,
  2/15/07                                      A            330       359,364
                                                                  -----------
                                                                      879,574
                                                                  -----------
ENVIRONMENTAL SERVICES--0.8%
Waste Management, Inc. 6.50%, 11/15/08         Baa          550       598,841

GAS UTILITIES--0.9%
NiSource Finance Corp. 7.625%, 11/15/05        Baa          656       679,897

HEALTH CARE DISTRIBUTORS--1.7%
Cardinal Healthcare, Inc. 6.75%, 2/15/11       Baa          365       401,515
Omnicare, Inc. 8.125%, 3/15/11                 Ba           580       626,400
Owens & Minor, Inc. 8.50%, 7/15/11             Ba           300       332,250
                                                                  -----------
                                                                    1,360,165
                                                                  -----------
HEALTH CARE EQUIPMENT--0.2%
Fisher Scientific International, Inc. 8%,
  9/1/13                                       Ba           155       176,700

HEALTH CARE FACILITIES--0.4%
HCA, Inc. 5.75%, 3/15/14                       Ba           290       281,423
HCA, Inc. 6.375%, 1/15/15                      Ba            45        45,265
                                                                  -----------
                                                                      326,688
                                                                  -----------
HEALTH CARE SERVICES--0.5%
Fresenius Medical Capital Trust II
  7.875%, 2/1/08                               Ba           335       364,312

HOMEBUILDING--3.0%
D.R. Horton, Inc. 7.50%, 12/1/07               Ba           234       254,767
D.R. Horton, Inc. 5.625%, 9/15/14              Ba           395       395,987
K. Hovnanian Enterprises 144A 6.25%,
  1/15/15(b)                                   Ba           415       409,813
NVR, Inc. 5%, 6/15/10                          Baa          589       591,945


                                             MOODY'S   PAR VALUE
                                             RATING       (000)      VALUE
                                             -------   ---------  -----------
DOMESTIC CORPORATE BONDS (continued)

HOMEBUILDING (CONTINUED)
Toll Corp. 8%, 5/1/09                          Ba        $  350   $   365,750
Toll Corp. 8.25%, 12/1/11                      Ba           290       321,900
                                                                  -----------
                                                                    2,340,162
                                                                  -----------
HOTELS, RESORTS & CRUISE LINES--0.8%
Hilton Hotels Corp. 7.625%, 12/1/12            Baa          344       402,894
Royal Caribbean Cruises Ltd. 8%,
  5/15/10                                      Ba            30        34,050
Royal Caribbean Cruises Ltd. 8.75%,
  2/2/11                                       Ba           130       154,213
Royal Caribbean Cruises Ltd. 7.25%,
  3/15/18                                      Ba            22        24,310
                                                                  -----------
                                                                      615,467
                                                                  -----------
HOUSEWARES & SPECIALTIES--0.5%
American Greetings Corp. Class A
  6.10%, 8/1/28                                Ba           389       417,202

INTEGRATED OIL & GAS--0.8%
ConocoPhillips 5.90%, 10/15/32                 A            585       612,064

INTEGRATED TELECOMMUNICATION SERVICES--1.6%
Sprint Capital Corp. 8.75%, 3/15/32            Baa          515       686,139
Verizon Global Funding Corp. 7.75%,
  12/1/30                                      A            465       578,147
                                                                  -----------
                                                                    1,264,286
                                                                  -----------
INVESTMENT BANKING & BROKERAGE--1.5%
Bear Stearns Cos., Inc. (The) 2.875%,
  7/2/08                                       A             85        82,209
Goldman Sachs Group, Inc. 5.25%,
  10/15/13                                     Aa           155       158,580
Goldman Sachs Group, Inc. 6.125%,
  2/15/33                                      Aa           440       457,103
Lehman Brothers Holdings, Inc. 4%,
  1/22/08                                      A              2         2,014
Merrill Lynch & Co., Inc. 4.125%, 9/10/09      Aa           440       439,700
Morgan Stanley 6.75%, 4/15/11                  Aa            40        44,866
                                                                  -----------
                                                                    1,184,472
                                                                  -----------
LIFE & HEALTH INSURANCE--1.2%
Protective Life Secured Trust 4%, 4/1/11       Aa           930       907,670

METAL & GLASS CONTAINERS--1.0%
Ball Corp. 6.875%, 12/15/12                    Ba           306       330,480

Phoenix-Seneca Bond Fund

                                             MOODY'S   PAR VALUE
                                             RATING       (000)      VALUE
                                             -------   ---------  -----------
DOMESTIC CORPORATE BONDS (continued)

METAL & GLASS CONTAINERS (CONTINUED)
Owens-Brockway Glass Container, Inc.
  8.875%, 2/15/09                              B         $  298   $   325,193
Owens-Illinois, Inc. 7.15%, 5/15/05            B            150       152,250
                                                                  -----------
                                                                      807,923
                                                                  -----------
MOVIES & ENTERTAINMENT--0.7%
Time Warner, Inc. 9.125%, 1/15/13              Baa          424       545,069

MULTI-UTILITIES & UNREGULATED POWER--0.3%
Reliant Energy, Inc. 9.25%, 7/15/10            B            100       112,000
Reliant Resources, Inc. 9.50%, 7/15/13         B             95       108,419
                                                                  -----------
                                                                      220,419
                                                                  -----------
OIL & GAS EXPLORATION & PRODUCTION--0.5%
Pioneer Natural Resource Co. 5.875%,
  7/15/16                                      Baa          350       365,649

OIL & GAS REFINING, MARKETING & TRANSPORTATION--0.3%
Kinder Morgan Energy Partners 7.30%,
  8/15/33                                      Baa          195       225,878

OTHER DIVERSIFIED FINANCIAL SERVICES--0.3%
Citigroup, Inc. 144A 5%, 9/15/14(b)            Aa           230       231,110

PACKAGED FOODS & MEATS--1.2%
Dean Foods Co. 8.15%, 8/1/07                   Ba           443       485,085
Kraft Foods, Inc. 5.625%, 11/1/11              A            445       471,229
                                                                  -----------
                                                                      956,314
                                                                  -----------
PAPER PRODUCTS--0.6%
Bowater, Inc. 9%, 8/1/09                       Ba           435       485,831

PHARMACEUTICALS--0.3%
Wyeth 5.50%, 2/1/14                            Baa          225       232,782

PROPERTY & CASUALTY INSURANCE--0.7%
Fund American Cos., Inc. 5.875%,
  5/15/13                                      Baa          515       524,144

PUBLISHING & PRINTING--0.6%
News America, Inc. 144A 6.20%,
  12/15/34(b)                                  Baa          425       430,745

REAL ESTATE MANAGEMENT & DEVELOPMENT--0.9%
LNR Property Corp. 7.625%, 7/15/13             Caa          235       267,900
LNR Property Corp. 7.25%, 10/15/13             Caa          365       412,906
                                                                  -----------
                                                                      680,806
                                                                  -----------


                                             MOODY'S   PAR VALUE
                                             RATING       (000)      VALUE
                                             -------   ---------  -----------
DOMESTIC CORPORATE BONDS (continued)


REGIONAL BANKS--0.5%
Colonial Bank 9.375%, 6/1/11                   Ba        $  338   $   401,478

REITS--0.3%
Archstone-Smith Trust 7.90%, 2/15/16           Baa          191       223,983

RESTAURANTS--0.2%
Yum! Brands, Inc. 7.70%, 7/1/12                Baa          153       181,264

THRIFTS & MORTGAGE FINANCE--1.0%
Sovereign Bank Class A-1, 144A 10.20%,
  6/30/05(b)                                   Baa          800       814,854

TOBACCO--0.5%
Altria Group, Inc. 7%, 11/4/13                 Baa          380       411,749

WIRELESS TELECOMMUNICATION SERVICES--0.5%
Nextel Communications, Inc. 6.875%,
  10/31/13                                     Ba           375       408,750
-----------------------------------------------------------------------------
TOTAL DOMESTIC CORPORATE BONDS
(IDENTIFIED COST $26,552,369)                                      27,603,616
-----------------------------------------------------------------------------

NON-AGENCY MORTGAGE-BACKED SECURITIES--16.7%

Banc of America Commercial Mortgage,
  Inc. 00-1, A1A 7.109%, 11/15/31              Aaa          413       440,414
Citigroup Mortgage Loan Trust, Inc.
  04-NCM2, 1CB3 7.50%, 8/25/34                 Aaa          687       713,543
Citigroup Mortgage Loan Trust, Inc.
  04-NCM2, 2CB3 8%, 8/25/34                    Aaa          814       858,603
Countrywide Alternative Loan Trust
  04-5CB, 1A1 6%, 3/25/34                      Aaa          928       940,057
CS First Boston Mortgage Securities
  Corp. 03-23, 5A1 7%, 12/25/33                Aaa          371       384,748
CS First Boston Mortgage Securities
  Corp. 04-1, 2A1 6.50%, 2/25/34               Aaa          783       808,680
Master Asset Securitization Trust
  Alternative Loans Trust 03-7, 5A1
  6.25%, 11/25/33                              AAA(c)       567       581,783
Master Asset Securitization Trust
  Alternative Loans Trust 04-1, 3A1 7%,
  1/25/34                                      AAA(c)       568       583,803
Master Asset Securitization Trust
  Alternative Loans Trust 04-3, 5A1
  6.50%, 3/25/34                               Aaa          706       733,107

Phoenix-Seneca Bond Fund

                                             MOODY'S   PAR VALUE
                                             RATING       (000)      VALUE
                                             -------   ---------  -----------
NON-AGENCY MORTGAGE-BACKED SECURITIES (continued)

Master Asset Securitization Trust
  Alternative Loans Trust 04-3, 6A1
  6.50%, 4/25/34                               Aaa       $1,189   $ 1,218,374
Master Asset Securitization Trust
  Alternative Loans Trust 04-5, 6A1 7%,
  6/25/34                                      Aaa          496       507,601
Master Asset Securitization Trust
  Alternative Loans Trust 04-6, 6A1
  6.50%, 7/25/34                               AAA(c)     1,608     1,670,399
Morgan Stanley Mortgage Loan Trust
  04-3, 3A 6%, 4/25/34                         Aaa        1,516     1,556,699
Residential Asset Mortgage Products, Inc.
  04-Sl1,  A4 6.50%, 11/25/31                  AAA(c)     1,153     1,172,203
Residential Asset Mortgage Products, Inc.
  04-Sl32, A3 8.50%, 12/25/31                  AAA(c)       845       889,594
-----------------------------------------------------------------------------
TOTAL NON-AGENCY MORTGAGE-BACKED SECURITIES
(IDENTIFIED COST $13,155,142)                                      13,059,608
-----------------------------------------------------------------------------

FOREIGN GOVERNMENT SECURITIES--2.9%


MEXICO--0.5%
United Mexican States 6.75%, 9/27/34           Baa          355       350,563

POLAND--0.4%
Republic of Poland 5.25%, 1/15/14              A            305       314,531

SWEDEN--2.0%
Swedish Export Credit Corp. 0%, 6/5/07         Aa         1,690     1,590,148
-----------------------------------------------------------------------------
TOTAL FOREIGN GOVERNMENT SECURITIES
(IDENTIFIED COST $2,341,874)                                        2,255,242
-----------------------------------------------------------------------------

FOREIGN CORPORATE BONDS(f)--6.9%

BERMUDA--0.5%
Endurance Specialty Holdings Ltd. 7%,
  7/15/34                                      Baa          350       360,394

CANADA--3.0%
Abitibi-Consolidated, Inc. 8.30%, 8/1/05       Ba           345       354,487
Cascades, Inc. 7.25%, 2/15/13                  Ba           361       384,465
Corus Entertainment, Inc. 8.75%, 3/1/12        B             82        90,405
Norske Skog Canada Ltd.  Series D
  8.625%, 6/15/11                              Ba           180       193,950
Rogers Cablesystems Ltd. Series B 10%,
  3/15/05                                      Ba           270       275,063
Tembec Industries, Inc. 8.50%, 2/1/11          Ba           375       378,750
TransCanada Pipelines Ltd. 4%, 6/15/13         A            470       445,168


                                             MOODY'S   PAR VALUE
                                             RATING       (000)      VALUE
                                             -------   ---------  -----------
FOREIGN CORPORATE BONDS (continued)


CANADA (CONTINUED)
Videotron Ltd. 6.875%, 1/15/14                 Ba        $  205   $   212,944
                                                                  -----------
                                                                    2,335,232
                                                                  -----------
FRANCE--0.5%
Crown European Holdings SA 9.50%,
  3/1/11                                       B            365       417,925

HONG KONG--0.5%
Hutchison Whampoa International Ltd.
  144A 6.25%, 1/24/14(b)                       A            385       405,444

ITALY--0.5%
Telecom Italia Capital 144A 6%,
  9/30/34(b)                                   Baa          415       405,727

NETHERLANDS--0.3%
ABN AMRO Bank NV 4.65%, 6/4/18                 A            240       225,936

UNITED KINGDOM--0.3%
BP Capital Markets plc 2.625%, 3/15/07         Aa           200       197,303
British Sky Broadcasting Group plc
  8.20%, 7/15/09                               Baa           30        34,677
                                                                  -----------
                                                                      231,980
                                                                  -----------
UNITED STATES--1.3%
ICI Wilmington, Inc. 5.625%, 12/1/13           Baa          255       264,102
Tyco International Group SA 6%,
  11/15/13                                     Baa          405       441,232
Tyco International Group SA Participation
  Certificate Trust 144A 4.436%,
  6/15/07(b)                                   Baa          260       264,170
                                                                  -----------
                                                                      969,504
                                                                  -----------
-----------------------------------------------------------------------------
TOTAL FOREIGN CORPORATE BONDS
(IDENTIFIED COST $5,204,307)                                        5,352,142
-----------------------------------------------------------------------------
TOTAL LONG TERM INVESTMENTS--93.2%
(IDENTIFIED COST $71,360,287)                                      72,795,353
-----------------------------------------------------------------------------


                                           STANDARD &
                                             POOR'S    PAR VALUE
                                             RATING      (000)       VALUE
                                           ----------  ---------  -----------

SHORT-TERM INVESTMENTS--5.6%


FEDERAL AGENCY SECURITIES--5.6%
FHLB 1%, 1/3/05                                A-1+       4,400     4,400,000

Phoenix-Seneca Bond Fund

-----------------------------------------------------------------------------
TOTAL SHORT-TERM INVESTMENTS
(IDENTIFIED COST $4,399,756)                                        4,400,000
-----------------------------------------------------------------------------

TOTAL INVESTMENTS--98.8%
(IDENTIFIED COST $75,760,043)                                      77,195,353(a)

Other assets and liabilities, net--1.2%                               960,596
                                                                  -----------
NET ASSETS--100.0%                                                $78,155,949
                                                                  ===========

(a) Federal Income Tax Information: Net unrealized appreciation of investment securities is comprised of gross appreciation of $1,817,475 and gross depreciation of $408,842 for federal income tax purposes. At December 31,2004, the aggregate cost of securities for federal income tax purposes was $75,786,720.
(b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2004, these securities amounted to a value of $3,600,771 or 4.6% of net assets.
(c) As rated by Standard & Poor's or Fitch.
(d) Principal amount is adjusted daily pursuant to the change in the Consumer Price Index.
(e) Variable or step coupon security; interest rate shown reflects the rate currently in effect.
(f) Foreign corporate bonds are determined based on the country in which the security is issued. The country at risk, noted in the header, is determined based on criteria described in Note 1F "Foreign Security Country Determination" in the Notes to Schedules of Investments.

Phoenix-Seneca Equity Income Fund


                  SCHEDULE OF INVESTMENTS AT DECEMBER 31, 2004
                                   (UNAUDITED)


                                                     SHARES          VALUE
                                                     ------       ----------
DOMESTIC COMMON STOCKS--95.1%

REAL ESTATE INVESTMENT TRUSTS--85.7%

DIVERSIFIED--7.6%
Equity Lifestyle Properties, Inc.                     8,500       $   303,875
iStar Financial, Inc.                                14,080           637,261
Vornado Realty Trust                                 19,650         1,495,954
-----------------------------------------------------------------------------
TOTAL DIVERSIFIED                                                   2,437,090
-----------------------------------------------------------------------------

INDUSTRIAL/OFFICE--20.2%

INDUSTRIAL--7.5%
AMB Property Corp.                                   23,380           944,318
ProLogis                                             33,800         1,464,554
                                                                  -----------
                                                                    2,408,872
                                                                  -----------
MIXED--3.0%
Duke Realty Corp.                                    18,490           631,249
Reckson Associates Realty Corp.                       9,680           317,601
                                                                  -----------
                                                                      948,850
                                                                  -----------
OFFICE--9.7%
Boston Properties, Inc.                              18,190         1,176,347
Equity Office Properties Trust                       22,965           668,741
Glenborough Realty Trust, Inc.                       13,000           276,640
Trizec Properties, Inc.                              50,900           963,028
                                                                  -----------
                                                                    3,084,756
                                                                  -----------
-----------------------------------------------------------------------------
TOTAL INDUSTRIAL/OFFICE                                             6,442,478
-----------------------------------------------------------------------------

LODGING/RESORTS--2.9%
Host Marriott Corp.                                  53,960           933,508

MORTGAGE--1.8%

COMMERCIAL FINANCING--1.8%
RAIT Investment Trust                                10,460           292,566
Capital Trust, Inc.                                   9,280           284,989
-----------------------------------------------------------------------------
TOTAL MORTGAGE                                                        577,555
-----------------------------------------------------------------------------

RESIDENTIAL--17.5%

APARTMENTS--17.5%
Archstone-Smith Trust                                30,176         1,155,741
Avalonbay Communities, Inc.                          15,250         1,148,325
BRE Properties, Inc. Class A                         11,000           443,410
Equity Residential Properties                        40,590         1,468,546
Essex Property Trust, Inc.                            8,230           689,674
United Dominion Realty Trust, Inc.                   27,410           679,768


                                                     SHARES          VALUE
                                                     ------       ----------
DOMESTIC COMMON STOCKS (continued)

REAL ESTATE INVESTMENT TRUSTS (CONTINUED)
-----------------------------------------------------------------------------
TOTAL RESIDENTIAL                                                   5,585,464
-----------------------------------------------------------------------------

RETAIL--35.7%

REGIONAL MALLS--20.0%
General Growth Properties, Inc.                      61,390       $ 2,219,863
Macerich Co. (The)                                   13,600           854,080
Mills Corp. (The)                                    13,520           862,035
Simon Property Group, Inc.                           32,915         2,128,613
Taubman Centers, Inc.                                11,500           344,425
                                                                  -----------
                                                                    6,409,016
                                                                  -----------

SHOPPING CENTERS--15.7%
Developers Diversified Realty Corp.                  22,490           997,881
Equity One, Inc.                                     20,080           476,498
Kimco Realty Corp.                                   19,910         1,154,581
Regency Centers Corp.                                21,850         1,210,490
Tanger Factory Outlet Centers, Inc.                  18,340           485,276
Weingarten Realty Investors                          17,115           686,312
                                                                  -----------
                                                                    5,011,038
                                                                  -----------
-----------------------------------------------------------------------------
TOTAL RETAIL                                                       11,420,054
-----------------------------------------------------------------------------
TOTAL REAL ESTATE INVESTMENT TRUSTS
(IDENTIFIED COST $21,774,546)                                      27,396,149
-----------------------------------------------------------------------------

HOTELS, RESORTS & CRUISE LINES--7.8%
La Quinta Corp.(b)                                   73,460           667,751
Mariott International, Inc. Class A                  11,020           694,040
Starwood Hotels & Resorts Worldwide, Inc.            19,630         1,146,392
                                                                  -----------
(Identified cost $1,946,853)                                        2,508,183
                                                                  -----------

INVESTMENT BANKING & BROKERAGE--1.1%
Northstar Capital Investment Corp. 144A(c)(d)(e)     35,000           335,300
(Identified cost $720,625)

PACKAGED FOODS--0.5%
B&G Foods, Inc.                                      10,170           152,347
(Identified cost $152,765)
-----------------------------------------------------------------------------
TOTAL DOMESTIC COMMON STOCKS
(IDENTIFIED COST $24,594,789)                                      30,391,979
-----------------------------------------------------------------------------

Phoenix-Seneca Equity Income Fund

                                                   SHARES           VALUE
                                                  ---------       ----------
DOMESTIC PREFERRED STOCKS--0.6%

THRIFTS & MORTGAGE FINANCE--0.6%
Accredited Mortgage Loan REIT Trust Series A Pfd
  9.75%(b)                                            7,700       $   197,890
(Identified cost $192,500)
-----------------------------------------------------------------------------
TOTAL DOMESTIC PREFERRED STOCKS
(IDENTIFIED COST $192,500)                                            197,890
-----------------------------------------------------------------------------
TOTAL LONG TERM INVESTMENTS--95.7%
(IDENTIFIED COST $24,787,289)                                      30,589,869
-----------------------------------------------------------------------------

                                                  PAR VALUE
                                                    (000)
                                                  ---------
SHORT-TERM OBLIGATIONS--4.0%

REPURCHASE AGREEMENTS--4.0%
State Street Bank and Trust Co. repurchase
  agreement 0.80% dated 12/31/04, due 1/3/05
  repurchase price $1,290,086 collateralized by
  U.S. Treasury Bond 6.375%, 8/15/27 market
  value $1,317,938.                                  $1,290         1,290,000
-----------------------------------------------------------------------------
TOTAL SHORT-TERM OBLIGATIONS
(IDENTIFIED COST $1,290,000)                                        1,290,000
-----------------------------------------------------------------------------

TOTAL INVESTMENTS--99.7%
(IDENTIFIED COST $26,077,289)                                      31,879,869(a)

Other assets and liabilities, net--0.3%                                82,208
                                                                  -----------
NET ASSETS--100.0%                                                $31,962,077
                                                                  ===========

(a) Federal Income Tax Information: Net unrealized appreciation of investment securities is comprised of gross appreciation of $6,349,672 and gross depreciation of $391,254 for federal income tax purposes. At December 31, 2004, the aggregate cost of securities for federal income tax purposes was $25,921,451.
(b) Non-income producing.
(c) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2004 this security amounted to a value of $335,300 or 1.1% of the net assets.
(d) Illiquid. Security valued at fair value as determined in good faith by or under the direction of the Trustees. At December 31, 2004, this security amounted to a value of $335,300 or 1.1% of net assets.
(e) Restricted Security. For acquisition information, please see Note 2 "Illiquid and Restricted Securities" in the Notes to Schedules of Investments.

Phoenix-Seneca Mid-Cap "EDGE" Fund


                  SCHEDULE OF INVESTMENTS AT DECEMBER 31, 2004
                                   (UNAUDITED)


                                                     SHARES          VALUE
                                                     ------       ----------
DOMESTIC COMMON STOCKS--101.5%

AEROSPACE & DEFENSE--3.4%
L-3 Communications Holdings, Inc.                    40,820       $ 2,989,657

APPAREL RETAIL--3.0%
Chico's FAS, Inc.(b)                                 57,800         2,631,634

APPAREL, ACCESSORIES & LUXURY GOODS--3.8%
Coach, Inc.(b)                                       58,630         3,306,732

BIOTECHNOLOGY--2.6%
Genzyme Corp.(b)                                     39,590         2,298,991

CASINOS & GAMING--5.6%
International Game Technology                        65,410         2,248,796
Station Casinos, Inc.                                48,150         2,632,842
                                                                  -----------
                                                                    4,881,638
                                                                  -----------
COMMODITY CHEMICALS--3.0%
Lyondell Chemical Co.                                91,350         2,641,842

COMMUNICATIONS EQUIPMENT--5.8%
Comverse Technology, Inc.(b)                         74,150         1,812,967
Juniper Networks, Inc.(b)                           119,900         3,260,081
                                                                  -----------
                                                                    5,073,048
                                                                  -----------
COMPUTER & ELECTRONICS RETAIL--1.6%
RadioShack Corp.                                     41,220         1,355,313

COMPUTER STORAGE & PERIPHERALS--3.0%
Lexmark International, Inc. Class A(b)               30,770         2,615,450

DATA PROCESSING & OUTSOURCED SERVICES--6.9%
Alliance Data Systems Corp.(b)                       63,080         2,995,038
Global Payments, Inc.                                51,670         3,024,762
                                                                  -----------
                                                                    6,019,800
                                                                  -----------
ELECTRONIC MANUFACTURING SERVICES--2.7%
Jabil Circuit, Inc.(b)                               93,620         2,394,800

HEALTH CARE EQUIPMENT--4.0%
Kinetic Concepts, Inc.(b)                            45,570         3,476,991

HEALTH CARE FACILITIES--3.3%
Triad Hospitals, Inc.(b)                             77,380         2,879,310

HEALTH CARE SERVICES--3.1%
Caremark Rx, Inc.(b)                                 68,600         2,704,898

HOTELS, RESORTS & CRUISE LINES--2.9%
Marriott International, Inc. Class A                 40,140         2,528,017


                                                     SHARES          VALUE
                                                     ------       ----------
DOMESTIC COMMON STOCKS (continued)

INTERNET SOFTWARE & SERVICES--3.6%
VeriSign, Inc.(b)                                    94,880       $ 3,180,378

MOVIES & ENTERTAINMENT--3.1%
DreamWorks Animation SKG, Inc.
  Class A(b)                                         72,900         2,734,479

OIL & GAS EQUIPMENT & SERVICES--2.1%
BJ Services Co.                                      38,870         1,809,010

PAPER PRODUCTS--2.7%
Georgia-Pacific Corp.                                62,320         2,335,754

PERSONAL PRODUCTS--3.2%
Estee Lauder Cos., Inc. (The) Class A                61,110         2,797,005

PHARMACEUTICALS--3.1%
Sepracor, Inc.(b)                                    45,250         2,686,492

RESTAURANTS--2.7%
Darden Restaurants, Inc.                             85,650         2,375,931

SEMICONDUCTOR EQUIPMENT--2.1%
KLA-Tencor Corp.(b)                                  40,250         1,874,845

SEMICONDUCTORS--2.0%
Microchip Technology, Inc.                           66,830         1,781,688

SPECIALTY CHEMICALS--2.6%
Rohm & Haas Co.                                      52,310         2,313,671

SPECIALTY STORES--7.8%
Bed Bath & Beyond, Inc.(b)                           49,900         1,987,517
Staples, Inc.                                        65,570         2,210,365
Williams-Sonoma, Inc.(b)                             74,700         2,617,488
                                                                  -----------
                                                                    6,815,370
                                                                  -----------

SYSTEMS SOFTWARE--3.0%
Adobe Systems, Inc.                                  41,890         2,628,179

THRIFTS & MORTGAGE FINANCE--2.7%
MGIC Investment Corp.                                34,680         2,389,799

TRADING COMPANIES & DISTRIBUTORS--3.0%
Grainger (W.W.), Inc.                                38,850         2,588,187

WIRELESS TELECOMMUNICATION SERVICES--3.1%
Nextel Partners, Inc. Class A(b)                    136,760         2,672,290
-----------------------------------------------------------------------------
TOTAL DOMESTIC COMMON STOCKS
(IDENTIFIED COST $74,785,541)                                      88,781,199
-----------------------------------------------------------------------------

Phoenix-Seneca Mid-Cap "EDGE" Fund


TOTAL INVESTMENTS--101.5%
(IDENTIFIED COST $74,785,541)                                      88,781,199(a)

Other assets and liabilities, net--(1.5)%                          (1,332,883)
                                                                  -----------
NET ASSETS--100.0%                                                $87,448,316
                                                                  ===========

(a) Federal Income Tax Information: Net unrealized appreciation of investment securities is comprised of gross appreciation of $14,799,235 and gross depreciation of $803,577 for federal income tax purposes. At December 31,2004, the aggregate cost of securities for federal income tax purposes was $74,785,541.
(b) Non-income producing.

PHOENIX-SENECA FUNDS
NOTES TO SCHEDULES OF INVESTMENTS
DECEMBER 31, 2004 (UNAUDITED)

NOTE 1--SIGNIFICANT ACCOUNTING POLICIES
     The following is a summary of significant accounting policies consistently followed by the Trust in the preparation of its Schedules of Investments. The preparation of Schedules of Investments requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities. Actual results could differ from those estimates.

A. SECURITY VALUATION
     Equity securities are valued at the official closing price (typically last sale) on the exchange on which the securities are primarily traded, or if no closing price is available, at the last bid price.
     Debt securities are valued on the basis of broker quotations or valuations provided by a pricing service, which in determining value utilizes information with respect to recent sales, market transactions in comparable securities, quotations from dealers, and various relationships between securities.
     As required, some securities and assets are valued at fair value as determined in good faith by or under the direction of the Trustees.
     Certain foreign common stocks may be fair valued in cases where closing prices are not readily available or are deemed not reflective of readily available market prices. For example, significant events (such as movement in the U.S. securities market, or other regional and local developments) may occur between the time that foreign markets close (where the security is principally traded) and the time that each Fund calculates its net asset value (generally, the close of the NYSE) that may impact the value of securities traded in these foreign markets. In these cases, information from an external vendor may be utilized to adjust closing market prices of certain foreign common stocks to reflect their fair value. Because the frequency of significant events is not predictable, fair valuation of certain foreign common stocks may occur on a frequent basis.
     Short-term investments having a remaining maturity of 60 days or less are valued at amortized cost, which approximates market.

B. SECURITY TRANSACTIONS AND RELATED INCOME
     Security transactions are recorded on the trade date. Dividend income is recorded on the ex-dividend date, or in the case of certain foreign securities, as soon as the Fund is notified. Interest income is recorded on the accrual basis. Each Fund amortizes premiums and accretes discounts using the effective interest method. Realized gains and losses are determined on the identified cost basis.

C. FOREIGN CURRENCY TRANSLATION
     Foreign securities and other assets and liabilities are valued using the foreign currency exchange rate effective at the end of the reporting period. Cost of investments is translated at the currency exchange rate effective at the trade date.

D. REPURCHASE AGREEMENTS
    A repurchase agreement is a transaction where a Fund acquires a security for cash and obtains a simultaneous commitment from the seller to repurchase the security at an agreed upon price and date. Each Fund, through its custodian, takes possession of securities collateralizing the repurchase agreement. The collateral is marked-to-market daily to ensure that the market value of the underlying assets remains sufficient to protect the Fund in the event of default by the seller. If the seller defaults and the value of the collateral declines, or if the seller enters insolvency proceedings, realization of collateral may be delayed or limited.

E. WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS
     Each Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued and delayed delivery securities on the trade date and maintains collateral for the securities purchased.

F. FOREIGN SECURITY COUNTRY DETERMINATION
     A combination of the following criteria is used to assign the countries of risk listed in the Schedules of Investments: country of incorporation, actual building address, primary exchange on which the security is traded and country in which the greatest percentage of company revenue is generated.

NOTE 2--ILLIQUID AND RESTRICTED SECURITIES
     Investments shall be considered illiquid if they cannot be disposed of in seven days in the ordinary course of business at the approximate amount at which such securities have been valued by the Fund. Additionally, the following information is also considered in determining illiquidity: the frequency of trades and quotes for the investment, whether the investment is listed for trading on a recognized domestic exchange and/or whether two or more brokers are willing to purchase or sell the security at a comparable price, the extent of market making activity in the investment and the nature of the market for investment. Illiquid securities are footnoted as such at the end of the Fund's Schedule of Investments where applicable.
      Restricted securities are illiquid securities, as defined above, not registered under the Securities Act of 1933. Generally, 144A securities are excluded from this category, except where defined as illiquid.
      At December 31, 2004 the Trust held the following restricted securities:

                                                               Market         % of
                                 Acquisition   Acquisition     Value        Net Assets
        Equity Income Fund          Date          Cost      at 12/31/04    at 12/31/04
        ------------------          ----          ----      -----------    -----------
      NorthStar Capital
      Investment Corp.
               Shares   20,000    12/17/97     $400,000
               Shares   15,000     3/24/98      320,625
                                               --------
                                               $720,625       $335,300         1.05%
                                               --------

      At the end of the period, the value of restricted securities amounted to $335,300 or 1.05% of net assets.
      The Fund will bear any costs, including those involved in registration under the Securities Act of 1933, in connection with the disposition of such securities.



ITEM 2. CONTROLS AND PROCEDURES.

     (a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the
          Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).


     (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.


ITEM 3. EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)   Phoenix-Seneca Funds
            ----------------------------------------------------------------


By (Signature and Title)*    /s/ George R. Aylward
                         ---------------------------------------------------
                            George R. Aylward, Executive Vice President
                            (principal executive officer)

Date         February 24, 2005
    ------------------------------------------------------------------------


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*    /s/ George R. Aylward
                         ---------------------------------------------------
                             George R. Aylward, Executive Vice President
                             (principal executive officer)

Date         February 24, 2005
    ------------------------------------------------------------------------


By (Signature and Title)*    /s/ W. Patrick Bradley
                         ---------------------------------------------------
                             W. Patrick  Bradley, Treasurer
                             (principal financial officer)

Date         February 24, 2005
    ------------------------------------------------------------------------



* Print the name and title of each signing officer under his or her signature.